Acquisitions of Subsidiaries - Schedule of Consideration Transferred (Details) - The Art Newspaper SA [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Business Acquisition [Line Items]
Cash	$ 2,540
Ordinary shares of the Company	5,607
Ordinary shares of AMTD Digital	5,607
Other consideration payable	3,077
Total	$ 16,831